CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,117,397	$ 26,072,653
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation	411,635	257,464
Share-based compensation	1,889,733
Interest expense for convertible debt	113,644
Loss on sale of property, plant and equipment		4,706
Provision for lease payment receivables	597,444	70,467
Deferred tax assets benefit	(622,928)	(515,495)
Reversal of/(provision for) guarantee	2,907,999	(576,456)
Changes in assets and liabilities:
Net investment in direct financing leases	(53,059,622)	(2,594,907)
Commission receivable		5,538,846
Guarantee paid on behalf of guarantee service customers	(2,432,997)	(109,809)
Interest receivable	(783,680)	1,247,794
Other assets	(330,841)	2,657,313
Lease receivables in lease agency transactions		475,764
Lease payables in lease agency transactions		(466,938)
Interest payable	168,109	49,492
Income tax payable	(324,831)	2,613,867
Unearned income	(3,036,771)	(3,946,241)
Other liabilities	6,773,728	402,089
Net Cash (Used in)/Provided by Operating Activities	(35,611,981)	31,180,609
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(23,873,645)	(183,299,389)
Proceeds from maturities of short-term investments	44,287,804	143,380,854
Deposit paid to banks for financial guarantee services	(28,814,613)	(28,360,974)
Deposit released from banks for financial guarantee services	27,049,045	16,271,836
Purchase of property, plant and equipment	(418,999)	(251,832)
Loan repaid by owners		47,619,902
Loan lent to owners		(21,568,398)
Net Cash Provided by/(Used in) Investing Activities	18,229,592	(26,208,001)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital paid in by owners	29,669,019
Proceeds from bank loans	44,141,961	(102,103)
Proceeds of convertible debt	8,500,000
Repayment of convertible debt	(8,613,644)
Repayment of share repurchase	(17,060,180)
Proceeds from short term loans		25,580,448
Repayment of short term loans		(25,580,448)
Loan repaid to owners		(420,316)
Loan borrowed from owners		40,733
Net Cash Provided by/(Used in) Financing Activities	56,637,156	(481,686)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH	(1,973,893)	62,715
NET INCREASE IN CASH	37,280,874	4,553,637
Cash and cash equivalent at beginning of year	9,883,091	5,329,454
Cash and cash equivalent at end of year	47,163,965	9,883,091
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,535,840	1,049,197
Cash paid for interest expense	$ 606,322	$ 404,516